OMB APPROVAL
OMB Number:	3235-0570
Expires:	August 31, 2011
Estimated average burden
hours per response	18.9

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Copy to:

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders Follows.

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder,

The first half of 2008 was a difficult period for most investors, and particularly so for investors in high growth, smaller companies. In the first quarter, higher than anticipated default rates on subprime and adjustable rate mortgages led to a liquidity crunch in the banking system. Tighter credit, in turn, increased the likelihood of a U.S. recession and ignited a sharp reduction in investor appetite for equities around the world. While all of our funds experienced slight gains in the second quarter, the sharp decline in the first quarter dominated returns for the first half. For the six month period ended 6/30/08, the Micro-Cap Fund returned -25.39%, Emerging Growth returned -26.01%, Mid-Cap returned -16.14%, China Opportunities -34.34%, and International Opportunities -7.30%. Asia Opportunities returned -8.80% from its inception on 2/1/08 through 6/30/08.

While the first quarter decline in stock prices for smaller high growth companies was clearly unpleasant, we believe that the first quarter decline brought stock prices to some of the most attractive levels in years. In fact, we continue to believe that valuations remain below average (as measured by average price/earnings ratios), even after a small rebound in the second quarter. While it does appear that the U.S. economy has entered a period of subdued or even negative growth, we do not believe conditions to be the catastrophically negative scenario apparently reflected by the low prices of high growth small-caps.

Times in which bearish sentiment runs high - while appetite for risk runs very low - often represent exceptional buying opportunities for patient investors. These times tend to occur rarely, such as once a decade, and it sometimes has taken a few quarters to flush out the bad news. In our experience, however, valuations have historically trended back to normal levels over time. While no one can predict the future and we can make no guarantees, we believe that today's low valuations offer a better-than-average opportunity for buyers of shares in high-growth equities.

With respect to current valuations, the average forward P/E at the end of the first half was 17.8 times for Micro-Cap, 20.4 times for Emerging Growth, 21.9 times for Mid-Cap. For our foreign funds, the average P/E is calculated slightly differently, based on 2008 estimated earnings rather than forward twelve months earnings (due to differences in reporting frequency). The P/E was 23.2 times for China Opportunities, 20.7 times for Asia Opportunities, and 17.3 times for International Opportunities. As of 6/30/08, the weighted average market capitalization was $348 million for Micro-Cap, $973 million for Emerging Growth, $3.0 billion for Mid-Cap, $2.9 billion for China Opportunities, $5.0 billion for Asia Opportunities, and $2.7 billion for International Opportunities.

As always, we would like to sincerely thank you for investing in The Oberweis Funds. For more information on all six of The Oberweis Funds, please call Shareholder Services at (800) 245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA

President & Portfolio Manager

Average Annual Total Returns Period Ending June 30, 2008	1 Year	5 Year	10 Year or Life of Fund		Expense Ratio(b)
Micro-Cap Fund	(25.84)%	6.65%	8.93%		1.59%
Emerging Growth Fund	(26.50)%	3.16%	4.31%		1.29%
Mid-Cap Fund	(13.89)%	8.00%	4.42%		1.83%
China Opportunities Fund	(20.49)%	N/A	29.66	%(a)	1.78%
International Opportunities Fund	2.19%	N/A	20.91	%(a)	2.00	%(c)
Asia Opportunities Fund	N/A	N/A	(8.80	)%(a)	2.08%

(a)	Life of Fund returns are from commencement of operations on 10/1/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund and 02/01/08 for the Asia Opportunities Fund.
(b)

Expense ratio is the total annual fund operating expense ratio as of 12/31/07. Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations.

(c)	Annualized.

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Micro-Cap Fund

At June 30, 2008 (Unaudited)

Asset Allocation
Common Stocks	97.6%
Commercial Paper	2.5%
Warrants	0.2%
Other Liabilities in excess of Assets	(0.3)%

100.0%

Top Holdings
T-3 Energy Services, Inc.	4.9%
GMX Resources, Inc.	4.2%
Cybersource Corp.	3.2%
Double-Take Software, Inc.	2.8%
Vocus, Inc.	2.8%
Synovis Life Technologies, Inc.	2.8%
NVE Corp.	2.4%
Ebix, Inc.	2.4%
NCI, Inc.	2.2%
ICF International, Inc.	2.2%
Other Holdings	70.1%

100.0%

Top Industries
Computer Services Software & Systems	15.2%
Machine Oilwell Equipment	10.0%
Electronics Semi-Conductors	7.5%
Oil Crude Producer	5.8%
Communication Technology	4.4%
Oil Integrated Domestic	4.2%
Medical & Dental Instruments & Supply	3.8%
Biotechnology	3.7%
Metal Fabricating	3.6%
Service Commercial	3.3%
Other Industries	38.5%

100.0%

Oberweis Emerging Growth Fund

At June 30, 2008 (Unaudited)

Asset Allocation
Common Stocks	96.9%
Commercial Paper	3.6%
Warrants	0.1%
Other Liabilities in excess of Assets	(0.6)%

100.0%

Top Holdings
Carrizo Oil & Gas, Inc.	4.3%
Central European Distribution Corp.	3.3%
Arena Resources, Inc.	3.1%
Willbros Group, Inc.	2.7%
Natus Medical, Inc.	2.5%
Stanley, Inc.	2.5%
Focus Media Hldg. Ltd. ADR	2.5%
True Religion Apparel, Inc.	2.5%
NetLogic Microsystems, Inc.	2.1%
T-3 Energy Services, Inc	1.9%
Other Holdings	72.6%

100.0%

Top Industries
Computer Services Software & Systems	15.7%
Oil Crude Producer	11.8%
Electronics Semi-Conductors	8.6%
Machine Oilwell Equipment	6.8%
Electronic Medical Systems	5.8%
Communication Technology	4.1%
Advertising Agency	3.9%
Computer Technology	3.9%
Wholesale & International Trade	3.3%
Financial Data Product Services	2.8%
Other Industries	33.3%

100.0%

Oberweis Mid-Cap Fund

At June 30, 2008 (Unaudited)

Asset Allocation
Common Stocks	96.6%
Other Assets in excess of Liabilities	3.4%

100.0%

Top Holdings
FLIR Systems, Inc.	4.0%
Central European Distribution Corp.	3.6%
Deckers Outdoor Corp.	3.5%
Priceline.com, Inc.	3.5%
Icon PLC ADR	3.3%
VisionChina Media, Inc.	2.9%
Illumina, Inc.	2.9%
Urban Outfitters, Inc.	2.7%
Guess?, Inc.	2.7%
Dolby Laboratories, Inc.	2.5%
Other Holdings	68.4%

100.0%

Top Industries
Computer Services Software & Systems	11.4%
Retail	8.7%
Electronic Medical Systems	5.4%
Oil Crude Producer	5.2%
Drug & Pharmaceuticals	4.8%
Textile - Apparel Manufacturer	4.6%
Chemicals	4.5%
Electronics Semi-Conductors	4.2%
Communication Technology	4.2%
Electronics	4.0%
Other Industries	43.0%

100.0%

Oberweis China Opportunities Fund

At June 30, 2008 (Unaudited)

Asset Allocation
Common Stocks	99.8%
Warrants	0.0%
Other Assets in excess of Liabilities	0.2%

100.0%

Top Holdings
VisionChina Media, Inc.	4.4%
China High Speed Transmission	4.3%
Tencent Hldgs. Ltd.	3.4%
Baidu.com, Inc. ADR	3.4%
Hidili Industry Intl. Development Ltd.	3.2%
Mindray Medical International Ltd. ADR	3.0%
Sohu.com, Inc.	3.0%
New Oriental Edu.&Tech. Grp., Inc. ADR	2.4%
Hengan International Groups Co., Ltd.	2.3%
Raffles Education Corp. Ltd.	2.2%
Other Holdings	68.4%

100.0%

Top Industries
Internet Software & Services	12.0%
Media	8.3%
Electrical Equipment	7.4%
Software	7.2%
Diversified Consumer Services	5.9%
Health Care Equipment & Supplies	5.5%
Textile, Apparel & Luxury Goods	5.0%
Metals & Mining	4.8%
Construction Materials	4.5%
Hotels Restaurants & Leisure	3.5%
Other Industries	35.9%

100.0%

Oberweis International Opportunities Fund

At June 30, 2008 (Unaudited)

Asset Allocation
Common Stocks	95.2%
Commercial Paper	3.0%
Other Assets in excess of Liabilities	1.8%

100.0%

Top Holdings
Lamprell PLC	3.8%
Wood Group (John) PLC	3.6%
Weir Group	3.6%
Noble Group Ltd.	3.5%
Aveva Group	3.1%
Game Group	2.9%
SGL Carbon AG	2.8%
Flsmidth & Co. AS	2.8%
Petrofac Ltd.	2.5%
Capcom Co. Ltd.	2.5%
Other Holdings	68.9%

100.0%

Top Industries
Energy Equipment & Services	13.3%
Machinery	11.6%
Construction & Engineering	9.7%
Software	9.5%
Trading Co. & Distributors	5.5%
Electrical Equipment	5.0%
Specialty Retail	3.9%
Commercial Service & Supply	3.7%
Chemicals	3.6%
Metals & Mining	3.2%
Other Industries	31.0%

100.0%

Oberweis Asia Opportunities Fund

At June 30, 2008 (Unaudited)

Asset Allocation
Common Stocks	93.3%
Other Investment Companies	1.2%
Other Assets in excess of Liabilities	5.5%

100.0%

Top Holdings
Incitec Pivot Ltd.	3.6%
PT Bumi Resources TBK	3.5%
MacArthur Coal Ltd.	2.9%
Keppel Corp. Ltd.	2.7%
Baidu.com, Inc. ADR	2.3%
Ezra Hldgs. Ltd	2.2%
Mount Gibson Iron Ltd.	2.2%
China Yurun Food Group Ltd.	2.1%
Sembcorp Marine Ltd.	2.0%
New Oriental Edu.&Tech. Grp., Inc. ADR	1.7%
Other Holdings	74.8%

100.0%

Top Industries
Metals & Mining	12.0%
Food Products	9.9%
Oil, Gas & Consumable Fuels	9.9%
Chemicals	8.1%
Machinery	6.9%
Energy Equipment & Services	4.9%
Media	4.1%
Internet Software & Services	3.6%
Industrial Conglomerates	3.5%
Software	3.3%
Other Industries	33.8%

100.0%

OBERWEIS MICRO-CAP FUND

Schedule of Investments

June 30, 2008 (Unaudited)

	Shares	Value
EQUITIES - 97.6%

Air Transport - 1.1%
LMI Aerospace, Inc.*	24,200	$425,194

Auto Parts - Equipment - 0.7%
Fuel Systems Solutions, Inc.*	7,200	277,200

Biotechnology - 3.7%
Omrix Biopharmaceuticals, Inc.*	46,600	733,484
Repligen Corp.*	149,500	705,640

		1,439,124

Chemicals - 0.8%
Ultralife Batteries, Inc.*	28,900	308,941

Commercial Information System - 0.9%
Internet Gold-Golden Lines Ltd.*	46,700	339,509

Communication & Media - 1.9%
Global Traffic Network, Inc.*	83,000	742,020

Communication Technology - 4.4%
Ceragon Networks Ltd.*	95,100	736,074
Chyron Corp.*	80,200	471,576
Digital Ally, Inc.*	60,900	518,868

		1,726,518

Computer Services Software & Systems - 15.2%
BluePhoenix Solutions Ltd.*	17,800	82,058
ClickSoftware Technolgies Ltd.*	202,600	571,332
Double-Take Software, Inc.*	81,100	1,114,314
Ebix, Inc.*	12,200	948,184
GSE Systems, Inc.*	72,400	645,084
Guidance Software, Inc.*	22,900	218,695
InsWeb Corp.*	25,900	242,424
Interactive Intelligence, Inc.*	38,300	445,812
Kenexa Corp.*	41,032	773,043
PROS Hldgs., Inc.*	32,600	366,098
Simulations Plus, Inc.*	68,500	116,450
Website Pros, Inc.*	54,400	453,152

		5,976,646

Computer Technology - 3.3%
NCI, Inc.*	37,200	851,136
Voltaire Ltd.*	87,400	434,378

		1,285,514

Control & Filter Devices - 1.1%
K-Tron International, Inc.*	3,400	440,640

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Education Services - 1.3%
GP Strategies Corp.*	53,000	$532,650

Electronic Instruments - 1.3%
Aehr Test Systems*	25,500	197,115
Perceptron, Inc.*	35,800	313,250

		510,365

Electronic Medical Systems - 1.3%
Somanetics Corp.*	24,722	524,107

Electronics Semi-Conductors - 7.5%
AuthenTec, Inc.*	48,600	506,412
AXT, Inc.*	104,100	436,179
Catalyst Semiconductor, Inc.*	46,700	202,678
CEVA, Inc.*	20,200	160,994
NVE Corp.*	30,200	956,132
Ramtron International Corp.*	121,700	512,357
Virage Logic Corp.*	22,600	161,816

		2,936,568

Engineering & Construction Services - 1.0%
Versar, Inc.*	10,400	49,920
VSE Corp	11,900	327,250

		377,170

Finance Companies - 0.9%
Life Partners Hldgs., Inc	18,400	367,632

Financial Data Product Services - 3.2%
Cybersource Corp.*	74,429	1,245,197

Health Care Facilities - 3.2%
Almost Family, Inc.*	31,000	824,600
IPC The Hospitalist Company, Inc.*	23,880	449,422

		1,274,022

Health Care Misc. - 1.2%
American Caresource Hldgs., Inc.*	103,300	487,576

Machine Oilwell Equipment - 10.0%
Allis-Chalmers Energy, Inc.*	32,800	583,840
Bolt Technology Corp.*	31,300	706,441
Flotek Industries, Inc.*	35,200	725,824
T-3 Energy Services, Inc.*	24,200	1,923,174

		3,939,279

Machinery - Construction - 0.2%
Paragon Technologies, Inc.*	16,500	100,650

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Machinery & Engineering - 0.9%
Peerless Mfg. Co.*	7,800	$365,586

Machinery - Specialty - 1.0%
Key Technology, Inc.*	12,300	391,263

Machine Tools - 1.4%
Hurco Companies, Inc.*	18,278	564,607

Medical & Dental Instruments & Supply - 3.8%
Synovis Life Technologies, Inc.*	57,600	1,084,608
Transcend Services, Inc.*	45,700	407,644

		1,492,252

Metal Fabricating - 3.6%
Dynamic Materials Corp	21,402	705,196
Graham Corp	8,275	613,260
WSI Industries, Inc	13,000	89,180

		1,407,636

Oil Crude Producer - 5.8%
Cano Petroleum, Inc.*	80,300	637,582
Double Eagle Petroleum Co.*	10,600	193,238
Geokinetics, Inc.*	36,500	661,015
GeoResources, Inc.*	15,300	281,826
Panhandle Oil & Gas, Inc	14,900	504,514

		2,278,175

Oil Integrated Domestic - 4.2%
GMX Resources, Inc.*	22,100	1,637,610

Pollution & Environmental Service - 1.1%
Fuel - Tech N.V.*	24,400	429,928

Retail - 0.7%
Appliance Recycling Centers of America, Inc.*	37,900	274,775

Service Commercial - 3.3%
ICF International, Inc.*	51,000	847,620
Perficient, Inc.*	47,618	459,990

		1,307,610

Technology Misc. - 2.8%
Vocus, Inc.*	34,500	1,109,865

Telecommunications - 0.5%
Numerex Corp.*	26,900	194,487

Textile - Apparel Manufacturer - 1.3%
G-III Apparel Group Ltd.*	42,100	519,514

Tires & Rubber - 0.8%
Female Health Co.*	116,600	308,990

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Utilities Telecommunication - 1.8%
Commtouch Software Ltd.*	121,167	$336,844
RRSAT Global Communication Network Ltd	33,800	365,040

		701,884

Wholesalers - 0.4%
Clean Diesel Technologies, Inc.*	13,500	159,435

Total Equities (Cost: $35,345,279)		$38,400,139

	Face Amount	Value
Commercial Paper - 2.5%
Toyota Motor Credit, 2.10%, due 07/03/2008	1,000,000	$1,000,000

Total Commercial Paper (Cost: $1,000,000)		$1,000,000

	Units	Value
Warrants - 0.2%
Internet Software & Systems
Think Partnership, Inc. ($2.50, expires 04/03/11)†	260,000	$38,757
Think Partnership, Inc. ($3.05, expires 12/05/11)†	81,873	14,208
Think Partnership, Inc. ($4.00, expires 12/05/11)†	40,937	6,303

Total Warrants (Cost: $0)		$59,268

Total Investments - 100.3% (Cost: $36,345,279)		$39,459,407
Other Liabilities less Assets - (0.3%)		(114,428)

Net Assets - 100%		$39,344,979

Based on the cost of investments of $36,601,562 for federal income tax purposes at June 30, 2008, the aggregate gross unrealized appreciation was $7,142,524, the aggregate gross unrealized depreciation was $4,284,679 and the net unrealized appreciation of investments was $2,857,845.

†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2008.

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments

June 30, 2008 (Unaudited)

	Shares	Value
EQUITIES - 96.9%

Advertising Agency - 3.9%
Focus Media Hldg. Ltd.ADR*	135,278	$3,749,906
inVentiv Health, Inc.*	50,650	1,407,564
ValueClick, Inc.*	52,300	792,345

		5,949,815

Banks - 0.4%
Pinnacle Financial Partners, Inc.*	32,500	652,925

Biotechnology - 0.7%
Omrix Biopharmaceuticals, Inc.*	70,100	1,103,374

Building Materials - 0.5%
Zoltek Companies, Inc.*	32,200	780,850

Communication Technology - 4.1%
Atheros Communications, Inc.*	85,100	2,553,000
Sierra Wireless, Inc.*	131,400	1,918,440
Starent Networks Corp.*	142,000	1,786,360

		6,257,800

Computer Services Software & Systems - 15.7%
ArcSight, Inc.*	134,600	1,184,480
comScore, Inc.*	88,800	1,937,616
Concur Technologies, Inc.*	76,900	2,555,387
Double-Take Software, Inc.*	152,200	2,091,228
Interactive Intelligence, Inc.*	86,800	1,010,352
Kenexa Corp.*	59,400	1,119,096
NetScout Systems, Inc.*	149,600	1,597,728
Pegasystems, Inc	62,800	845,288
PROS Hldgs., Inc.*	159,200	1,787,816
Sapient Corp.*	281,800	1,809,156
Stanley, Inc.*	114,400	3,834,688
Taleo Corp.*	104,600	2,049,114
Ultimate Software Group, Inc.*	59,900	2,134,237

		23,956,186

Computer Technology - 3.9%
Falconstor Software, Inc.*	244,900	1,733,892
Phoenix Technologies Ltd.*	184,900	2,033,900
Synaptics, Inc.*	56,400	2,127,972

		5,895,764

Drugs & Pharmaceuticals - 2.3%
Caraco Pharmaceutical Laboratories Ltd.*	72,000	950,400
Sciele Pharma, Inc	131,967	2,553,561

		3,503,961

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Electrical - 2.7%
Axsys Technologies, Inc.*	40,690	$2,117,508
Orion Energy Systems, Inc.*	207,300	2,073,000

		4,190,508

Electronic Medical Systems - 5.8%
Accuray, Inc.*	148,700	1,084,023
Cynosure, Inc.*	85,600	1,696,592
eResearch Technology, Inc.*	127,500	2,223,600
Natus Medical, Inc.*	185,200	3,878,088

		8,882,303

Electronics Semi-Conductors - 8.6%
Anadigics, Inc.*	277,100	2,729,435
AuthenTec, Inc.*	79,600	829,432
Cavium Networks, Inc.*	44,300	930,300
IPG Photonics Corp.*	121,800	2,291,058
Mellanox Technologies Ltd.*	142,800	1,933,512
NetLogic Microsystems, Inc.*	94,600	3,140,720
Volterra Semiconductor Corp.*	70,100	1,209,926

		13,064,383

Energy Misc. - 1.5%
Dawson Geophysical Co.*	38,300	2,277,318

Engineering & Construction Services - 0.8%
Hill International, Inc.*	74,200	1,219,848

Finance Companies - 0.9%
Life Partners Hldgs., Inc	65,200	1,302,696

Financial Data Product Services - 2.8%
CyberSource Corp.*	150,100	2,511,173
Exlservice Hldgs., Inc.*	123,300	1,729,899

		4,241,072

Forms & Bulk Print - 1.9%
InnerWorkings, Inc.*	239,100	2,859,636

Health Care Management Services - 2.2%
Athenahealth, Inc.*	27,400	842,824
HealthExtras, Inc.*	80,700	2,432,298

		3,275,122

Health Care Services - 0.7%
Virtual Radiologic Corp.*	84,700	1,122,275

Insurance - 1.9%
eHealth, Inc.*	159,800	2,822,068

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Machine Oilwell Equipment - 6.8%
Dril-Quip, Inc.*	43,300	$2,727,900
Flotek Industries, Inc.*	33,300	686,646
T-3 Energy Services, Inc.*	36,900	2,932,443
Willbros Group, Inc.*	92,900	4,069,949

		10,416,938

Medical &Dental Services - 1.5%
Genoptix, Inc.*	74,600	2,353,630

Metal Fabricating - 0.8%
Dynamic Materials Corp	35,100	1,156,545

Oil Crude Producer - 11.8%
Arena Resources, Inc.*	90,800	4,796,056
Carrizo Oil & Gas, Inc.*	96,501	6,570,753
Gulfport Energy Corp.*	98,715	1,625,836
Rex Energy Corp.*	44,288	1,169,203
TXCO Resources, Inc.*	121,600	1,430,016
Warren Resources, Inc.*	161,900	2,376,692

		17,968,556

Pollution & Environmental Service - 1.8%
Team, Inc.*	78,600	2,697,552

Restaurants - 0.8%
BJ’s Restaurants, Inc.*	125,700	1,223,061

Retail - 1.3%
Volcom, Inc.*	85,903	2,055,659

Service Commercial - 2.5%
G-Market, Inc. ADR*	121,100	2,482,550
Liquidity Services, Inc.*	114,600	1,321,338

		3,803,888

Shoes - 1.0%
Iconix Brand Group, Inc.*	129,500	1,564,360

Technology Misc.- 1.5%
Vocus, Inc.*	70,300	2,261,551

Textile - Apparel Manufacturer - 2.5%
True Religion Apparel, Inc.*	140,100	3,733,665

Wholesale & International Trade - 3.3%
Central European Distribution Corp.*	67,100	4,975,465

Total Equities (Cost: $134,360,280)		$147,568,774

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Face Amount	Value
Commercial Paper - 3.6%
American General Finance, 3.00%, due 07/02/2008	3,000,000	$3,000,000
HSBC Financial Corp, 2.00%, due 07/01/2008	1,400,000	1,400,000
Toyota Motor Credit, 2.10%, due 07/03/2008	1,100,000	1,100,000

Total Commercial Paper (Cost: $5,500,000)		$5,500,000

	Units	Value
Warrants - 0.1%
Internet Software & Systems
Think Partnership, Inc. ($2.50, expires 04/03/11) †	540,000	$80,496
Think Partnership, Inc. ($3.05, expires 12/05/11) †	170,043	29,509
Think Partnership, Inc. ($4.00, expires 12/05/11) †	85,022	13,091

Total Warrants (Cost: $0)		$123,096

Total Investments - 100.6% (Cost: $139,860,280)		$153,191,870

Other Liabilities less Assets (0.6%)		(917,527)

Net Assets - 100%		$152,274,343

Based on the cost of investments of $141,286,244 for federal income tax purposes at June 30, 2008, the aggregate gross unrealized appreciation was $28,877,863, the aggregate gross unrealized depreciation was $16,972,237 and the net unrealized appreciation of investments was $11,905,626.

†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2008.

ADR American Depository Receipt

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments

June 30, 2008 (Unaudited)

	Shares	Value
EQUITIES - 96.6%

Advertising Agency - 3.0%
VisionChina Media, Inc.*	18,200	$288,834

Biotech Research & Production - 3.3%
Icon PLC. ADR*	4,300	324,736

Chemicals - 4.5%
Energy Conversion Devices, Inc.*	2,900	213,556
EnerSys*	6,700	229,341

		442,897

Commercial Information Service - 1.6%
Baidu.com, Inc. ADR*	500	156,480

Communication Technology - 4.2%
Atheros Communications, Inc.*	6,100	183,000
Ciena Corp.*	3,500	81,095
Starent Networks Corp.*	11,400	143,412

		407,507

Computer Services Software & Systems - 11.4%
Ansys, Inc.*	4,200	197,904
Commvault Systems, Inc.*	12,300	204,672
ManTech International Corp.*	4,100	197,292
Nuance Communications, Inc.*	13,400	209,978
Omniture, Inc.*	8,400	155,988
Sapient Corp.*	23,300	149,586

		1,115,420

Computer Technology - 0.9%
Synaptics, Inc.*	2,300	86,779

Consumer Electronics - 3.3%
Dolby Laboratories, Inc.*	6,200	249,860
Sohu.com, Inc.*	1,100	77,484

		327,344

Cosmetics - 1.6%
Ulta Salon, Cosmetics, & Fragrance, Inc.*	13,800	155,112

Drugs & Pharmaceuticals - 4.8%
BioMarin Pharmaceutical, Inc.*	6,500	188,370
Sciele Pharmaceutical, Inc	5,700	110,295
United Therapeutics Corp.*	1,800	175,950

		474,615

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Electronic Medical Systems - 5.4%
Illumina, Inc.*	3,300	$287,463
Intuitive Surgical, Inc.*	891	240,035

		527,498

Electronics - 4.0%
FLIR Systems, Inc.*	9,700	393,529

Electronics Semi-Conductors - 4.2%
Anadigics, Inc.*	18,100	178,285
NetLogic Microsystems, Inc.*	7,000	232,400

		410,685

Energy Misc. - 1.3%
Dawson Geophysical Co.*	2,200	130,812

Financial Data Product Services - 2.2%
CyberSource Corp.*	12,700	212,471

Forms & Bulk Print - 1.8%
InnerWorkings, Inc.*	14,800	177,008

Machine Oilwell - 2.6%
Superior Energy Services, Inc.*	1,800	99,252
Willbros Group, Inc.*	3,500	153,335

		252,587

Machinery - Industrial - 2.2%
Chart Industries, Inc.*	4,500	218,880

Machinery - Specialty - 1.0%
Bucyrus International, Inc	1,400	102,228

Materials & Minerals Misc. - 2.0%
Intrepid Potash, Inc.*	2,900	190,762

Oil Crude Producer - 5.2%
Arena Resources, Inc.*	2,600	137,332
Carrizo Oil & Gas, Inc.*	2,200	149,798
EXCO Resources, Inc.*	6,100	225,151

		512,281

Retail - 8.7%
Gamestop Corp.*	2,300	92,920
Priceline.com, Inc.*	3,000	346,380
PriceSmart, Inc	7,600	150,328
Urban Outfitters, Inc.*	8,500	265,115

		854,743

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Service Commercial - 2.2%
FTI Consulting, Inc.*	3,200	$219,072

Shoes - 3.5%
Deckers Outdoor Corp.*	2,500	348,000

Steel - 1.8%
Steel Dynamics, Inc.	4,600	179,722

Textile - Apparel Manufacturer - 4.6%
Guess?, Inc.	7,000	262,150
True Religion Apparel, Inc.*	7,100	189,215

		451,365

Wholesale & International Trade - 3.6%
Central European Distribution Corp.*	4,752	352,361

Wholesalers - 1.7%
LKQ Corp.*	9,300	168,051

Total Equities (Cost: $8,355,207)		$9,481,779

Total Investments - 96.6% (Cost: $8,355,207)		$9,481,779
Other Assets less Liabilities - 3.4%		337,294

Net Assets - 100%		$9,819,073

Based on the cost of investments of $8,370,495 for federal income tax purposes at June 30, 2008, the aggregate gross unrealized appreciation was $1,704,064, the aggregate gross unrealized depreciation was $592,780 and the net unrealized appreciation of investments was $1,111,284.

*	Non-Income producing security during the period ended June 30, 2008.

ADR American Depositary Receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments

June 30, 2008 (Unaudited)

	Shares	Value
EQUITIES - 99.8%
Auto Components - 3.5%
Minth Group Ltd.	2,235,700	$1,571,277
Xinyi Glass Hldg. Co. Ltd.	4,815,600	3,118,892
Zhejiang Glass Co.*	9,592,300	7,012,230

		11,702,399

Chemicals - 3.1%
Huabao International Hldgs. Ltd.	6,608,000	6,271,339
Sinofert Hldgs. Ltd.	4,998,000	3,878,021

		10,149,360

Computers & Peripherals - 1.8%
China Digital TV Hldg. ADR*	432,900	6,021,639

Construction Materials - 4.5%
Anhui Conch Cement Co. Ltd.*	504,000	3,370,881
Asia Cement China Hldgs. Corp.*	3,275,500	2,113,023
China National Building Material Co. Ltd.	2,235,600	4,300,747
China National Materials Co.*	6,963,800	5,278,279

		15,062,930

Containers & Packaging - 0.6%
AMVIG Hldgs. Ltd.	1,859,400	1,955,443

Diversified Consumer Services - 5.9%
ATA, Inc. ADR*	312,200	4,061,722
New Oriental Education & Technology Group, Inc. ADR*	139,000	8,120,380
Raffles Education Corp. Ltd.	8,767,565	7,281,870

		19,463,972

Electrical Equipment - 7.4%
China High Speed Transmission	6,942,000	14,245,022
JA Solar Hldgs. Co. Ltd. ADR*	208,000	3,504,800
Suntech Power Hldgs. Co. Ltd. ADR*	65,500	2,453,630
Yingli Green Energy Hldg. Co. Ltd. ADR*	274,300	4,366,856

		24,570,308

Electronic Equipment & Instruments - 1.9%
China Power New Energy Development Co. Ltd.*	33,900,000	4,304,210
Kingboard Chemicals Hldgs. Ltd.	402,800	1,859,732

		6,163,942

Energy Equipment & Services - 3.2%
Anton Oilfield Services Group*	25,144,000	4,966,079
Ezra Hldgs. Ltd.	2,829,800	5,511,720

		10,477,799

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Food Products - 1.3%
China Mengniu Dairy Co.	1,473,800	$4,177,240

Gas Utilities - 1.8%
China Gas Hldgs. Ltd.*	6,575,800	1,754,165
Xinao Gas Hldgs. Ltd.	2,563,400	4,398,768

		6,152,933

Health Care Equipment Supplies - 5.5%
Mindray Medical International Ltd. ADR	269,400	10,054,008
Mingyuan Medicare Development Co. Ltd.	10,230,000	1,416,961
Shandong Weigao Group	4,793,500	6,934,583

		18,405,552

Hotels Restaurants & Leisure - 3.5%
Ajisen China Hldgs. Ltd.	2,317,900	2,309,799
Ctrip.com International Ltd. ADR	143,200	6,555,696
Home Inns & Hotels Mgmt. Inc. ADR.*	150,700	2,864,807

		11,730,302

Internet Software & Services - 12.0%
Alibaba.com Ltd.*	541,500	763,923
Baidu.com, Inc. ADR*	35,600	11,141,376
Sina Corp.*	153,300	6,522,915
Sohu.com, Inc.*	142,300	10,023,612
Tencent Hldgs. Ltd.	1,459,400	11,286,264

		39,738,090

Leisure Equipment & Products - 1.8%
Li Ning Co. Ltd.	2,603,600	6,010,427

Life Sciences Tools & Services - 1.6%
Wuxi Pharmatech, Inc. ADR*	263,800	5,355,140

Machinery - 3.1%
China Automation Group Ltd.*	396,000	114,271
China Infrastucture Machinery Hldg.	4,690,600	4,361,390
Guangzhou Shipyard International Co.	1,203,600	3,087,242
Sinotruk Hong Kong Ltd.	2,953,800	2,856,347

		10,419,250

Marine - 1.8%
China Shipping Development	1,938,000	5,816,051

Media - 8.3%
Air Media Group, Inc. ADR.*	454,200	6,558,648
Focus Media Hldgs. Ltd. ADR.*	223,000	6,181,560
VisionChina Media, Inc. ADR.*	923,800	14,660,706

		27,400,914

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Metals & Mining - 4.8%
Hidili Industry International Development Ltd.	6,105,300	$10,648,893
Shougang Concord International Enterprises Co. Ltd.	14,936,000	4,884,645
Zijin Mining Group Co., Ltd.*	643,475	547,147

		16,080,685

Multiline Retail - 3.1%
Golden Eagle Retail Group Ltd.	4,821,264	4,686,932
New World Department Store China*	3,192,300	2,812,671
Parkson Retail Group Ltd.	399,100	2,912,410

		10,412,013

Oil, Gas & Consumable Fuels - 0.4%
Gushan Environmental Energy Ltd. ADR	128,000	1,487,360

Paper & Forest Products - 1.3%
Lee Man Paper Manufacturing Ltd.*	1,715,600	2,552,305
Nine Dragons Paper Hldgs. Ltd.	2,131,600	1,662,141

		4,214,446

Personal Products - 2.3%
Hengan International Groups Co., Ltd.	2,598,300	7,664,356

Pharmaceuticals - 0.2%
Sihuan Pharmaceutical Hldgs. Group Ltd.*	1,209,000	719,775

Real Estate Management & Development - 1.0%
E House China Hldgs., ADR.*	296,600	3,369,376

Specialty Retail - 0.7%
Belle International Hldgs.	2,554,700	2,300,041

Software - 7.2%
Kingdee International Software Group Co. Ltd.	26,840,000	5,507,583
Kingsoft Corp. Ltd. *	200,000	102,600
Longtop Financial Technologies Ltd. ADR *	368,425	6,101,118
Perfect World Co. Ltd. ADR*	223,100	5,575,269
VanceInfo Technologies, Inc. ADR.*	770,800	6,490,136

		23,776,706

Textile, Apparel & Luxury Goods - 5.0%
Anta Sports Products Co. Ltd.	4,412,900	3,457,991
Artini China Co. Ltd.*	5,785,000	1,335,471
China Sky Chemical Fibre Co.	6,653,000	3,838,598
Li Heng Chemical Fibre Technologies Ltd.*	7,493,200	2,946,501
Ports Design Ltd.	1,786,795	5,110,203

		16,688,764

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Water Utilities - 1.2%
Epure International Ltd.	10,383,500	$4,044,875

Total Equities (Cost: $332,787,170)		$331,532,088

	Units	Value
Warrants - 0.0%
Chemicals
Jiutian Chemical Group Ltd. ($0.80, expires 10/15/10)	4,587,700	$67,439

Total Warrants (Cost: $0)		$67,439

Total Investments - 99.8% (Cost: $332,787,170)		$331,599,527
Other Assets less Liabilities - 0.2%		489,979

Net Assets - 100%		$332,089,506

Based on the cost of investments of $341,699,317 for federal income tax purposes at June 30, 2008, the aggregate gross unrealized appreciation was $42,551,525, the aggregate gross unrealized depreciation was $52,651,315 and the net unrealized depreciation of investments was $10,099,790.

*	Non-Income producing security during the period ended June 30, 2008.

ADR American Depositary Receipt

COUNTRY ALLOCATION (as a percentage of Net Assets)

China (Includes the People’s Republic of China and Hong Kong)	93.6%
Singapore	6.2%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

June 30, 2008 (Unaudited)

	Shares	Value
EQUITIES - 95.2%
Australia - 5.5%
Ausenco Ltd.†	54,000	$788,162
Computershare Ltd.†	95,000	837,380
JB HI-FI Ltd.†	60,000	601,260
Monadelphous Group Ltd.†	36,000	452,456
Sims Group Ltd.†*	15,000	599,820

		3,279,078

Austria - 2.0%
Schoeller-Bleckmann Oilfield†	11,000	1,179,030

Belgium - 1.0%
Bekaert NV†*	4,000	614,580

China - 1.9%
Lenovo Group Ltd.†*	900,000	612,262
Renesola Ltd. ADR*	17,000	294,100
VisionChina Media, Inc. ADR*	15,000	238,050

		1,144,412

Denmark - 4.3%
Auriga Industries AS†	20,000	924,622
Flsmidth & Co. AS†	15,000	1,638,844

		2,563,466

Finland - 0.5%
Elisa Corp.†	7,200	150,272
Poyry OYJ†	5,000	129,457

		279,729

Germany - 8.5%
Aixtron AG†	40,000	410,738
Bauer AG†	12,000	1,157,286
Centrotherm Photovoltaics AG†*	7,200	654,125
Phoenix Solar AG†	15,000	1,147,734
SGL Carbon AG†*	24,000	1,682,475

		5,052,358

HongKong - 4.0%
New World Department Store China†*	200,000	176,457
Noble Group Ltd.†	1,200,000	2,100,298

		2,276,755

Ireland - 1.9%
Icon PLC ADR*	15,000	1,132,800

Italy - 1.5%
Danieli & Co. Spa†*	24,000	891,670

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Japan - 11.8%
Capcom Co. Ltd.†	50,000	$1,461,519
CyberAgent, Inc.†*	600	746,942
Dena Co., Ltd.†*	100	589,026
Nissha Printing Co. Ltd.†*	12,000	690,939
Tokai Carbon Co. Ltd.†	40,000	408,075
Torishima Pump Mfg. Co. Ltd.†*	44,000	907,262
Toyo Engineering Corp.†*	180,000	1,158,857
Works Applications Co. Ltd.†	800	1,010,469

		6,973,089

Netherlands - 2.9%
Boskalis Westminster†	10,000	531,703
Gemalto NV†*	21,000	761,970
Smit International NV†	4,000	389,245

		1,682,918

Norway - 0.8%
Odim ASA.†*	30,000	499,735

Poland - 1.9%
Central European Distribution Corp.*	15,000	1,112,250

Russia - 0.9%
Wimm-Bill-Dann Foods OJSC ADR*	5,000	526,100

South Africa - 2.2%
Aquarius Platinum Ltd.†	80,000	1,274,741

South Korea - 8.0%
Digitech Systems Co. Ltd.†*	10,000	191,359
Korea Gas Corp.†*	17,000	1,236,919
Korea Line Corp.†	4,000	672,215
Sodiff Advanced Materials Co. Ltd.†*	12,000	823,930
Sung Kwang Bend Co. Ltd.†*	42,000	1,185,382
TK Corp.†*	15,000	643,941

		4,753,746

Spain - 1.9%
Grifols SA†	36,000	1,146,605

Sweden - 0.2%
Betsson AB†*	10,000	117,053

Switzerland - 3.4%
Bucher Industries AG†	2,400	630,292
Burckhardt Compression Hldg.†*	1,500	453,682
EFG International†	24,000	653,156
Meyer Burger Technology AG†*	1,000	298,051

		2,035,181

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
United Kingdom - 30.1%
Aggreko†	96,000	$1,397,292
Aveva Group†	60,000	1,832,519
Game Group†	300,000	1,730,445
IG Group Hldgs. PLC†*	144,000	942,963
Intermediate Capital Group PLC†	27,000	724,802
International Personal Finance PLC†	120,000	656,253
Lamprell PLC†	200,000	2,275,311
Petrofac Ltd.†*	102,000	1,494,659
Playtech Ltd.†*	120,000	1,303,376
Senior PLC†*	220,000	429,352
Weir Group†	114,000	2,119,689
Wellstream Hldgs. PLC†*	30,000	775,405
Wood Group (John) PLC†	220,000	2,159,554

		17,841,620

Total Equities (Cost: $49,905,566)		$56,376,916

	Face Amount	Value
Commercial Paper - 3.0%
HSBC Financial Corp, 2.00%, due 07/01/2008	1,800,000	$1,800,000

Total Commercial Paper (Cost: $1,800,000)		$1,800,000

Total Investments - 98.2% (Cost: $51,705,566)		$58,176,916
Other Assets less Liabilities - 1.8%		1,078,574

Net Assets - 100%		$59,255,490

Based on the cost of investments of $52,098,362 for federal income tax purposes at June 30, 2008, the aggregate gross unrealized appreciation was $8,461,552, the aggregate gross unrealized depreciation was $2,382,998 and the net unrealized appreciation of investments was $6,078,554.

†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2008.

ADR American Depository Receipt

SECTOR ALLOCATION (as a percentage of Net Assets)

Consumer Discretionary	9.0%
Consumer Staples	0.9%
Energy	13.3%
Financials	5.0%
Health Care	3.8%
Industrials	39.3%
Information Technology	14.7%
Materials	6.8%
Telecomm Service	0.3%
Utilities	2.1%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments

June 30, 2008 (Unaudited)

	Shares	Value
EQUITIES - 93.3%
Australia - 14.4%
Atlas Iron Ltd.*	30,130	$106,294
Gloucester Coal Ltd.	11,500	142,216
Incitec Pivot Ltd.	2,150	381,304
Leighton Hldgs. Ltd.	2,790	136,006
Lihir Gold Ltd.*	16,300	51,410
MacArthur Coal Ltd.	19,000	307,277
Mineral Resources Ltd.*	10,700	66,674
Mount Gibson Iron Ltd.*	79,931	239,074
Worleyparsons Ltd.	2,900	105,254

		1,535,509

China - 25.2%
Air Media, Inc. ADR*	9,800	141,512
AMVIG Hldgs. Ltd.	28,000	29,446
Anhui Conch Cement Co. Ltd.*	4,000	26,753
Baidu.com, Inc. ADR*	800	250,368
Belle International Hldgs.	56,000	50,418
China Fishery Group Ltd.*	21,000	26,239
China Green Hldgs. Ltd.	141,000	167,451
China Oilfield Services Ltd.	44,000	79,002
China Security & Surveillance Technology, Inc.*	2,400	32,352
China Shipping Development	34,000	102,036
China Yurun Food Group Ltd.	137,000	225,251
Ctrip.com International Ltd. ADR	1,931	88,401
Ferrochina Ltd.	84,000	75,323
Focus Media Hldgs. Ltd. ADR*	3,200	88,704
Gome Electrical Appliances Hldgs. Ltd.*	152,000	72,128
Hidili Industry International Development Ltd.	50,100	87,385
Home Inns & Hotels Mgmt., Inc. ADR.*	1,500	28,515
Li Ning Co. Ltd.	33,000	76,181
New Oriental Education & Technology Group, Inc. ADR*	3,189	186,301
Nine Dragons Paper Hldgs. Ltd.*	48,000	37,429
Perfect World Co. Ltd. ADR*	3,500	87,465
Shanda Interactive Entertainment Ltd. ADR*	3,500	95,025
Suntech Power Hldgs. Co. Ltd. ADR*	2,800	104,888
Tencent Hldgs. Ltd.	10,400	80,428
VisionChina Media, Inc. ADR*	11,000	174,570
Yanzhou Coal Mining Co. Ltd.*	52,000	96,701
Yingli Green Energy Hldg. Co. Ltd. ADR*	4,500	71,640
Zhaojin Mining Industry Co. Ltd.	44,000	54,173
Zijin Mining Group Co. Ltd.*	67,500	57,395

		2,693,480

Hong Kong - 4.8%
China High Speed Transmission	48,000	98,496
Hysan Development Co. Ltd.*	9,000	24,701

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Kingdee International Software Group Co. Ltd.	332,000	$68,127
Li & Fung Ltd.*	14,000	42,194
Noble Group Ltd.*	63,000	109,742
Peace Mark Hldgs. Ltd.*	42,000	29,195
Ports Design Ltd.	33,200	94,951
Sino Land Co. Ltd.*	22,000	43,733

		511,139

India - 4.6%
Bharti Airtel Ltd.*	6,100	102,257
Glenmark Pharmaceuticals Ltd.*	5,600	82,871
Jain Irrigation Systems Ltd.*	1,300	14,739
Jaiprakash Associates Ltd.*	15,100	50,573
Ranbaxy Laboratories Ltd.	10,900	132,510
Suzlon Energy Ltd.*	10,300	51,698
Tata Power Co. Ltd.*	2,300	56,504

		491,152

Indonesia - 6.8%
PT Bisi International TBK*	116,000	64,165
PT Bumi Resources TBK*	423,000	376,204
PT Tambang Batubara Bukit Asam TBK	72,600	129,137
PT United Tractors TBK	121,500	160,111

		729,617

Japan - 5.0%
Asahi Glass Co. Ltd.	12,000	145,105
Capcom Co. Ltd.	1,800	52,550
GMO Internet, Inc.*	13,100	53,789
Hokuto Corp.*	4,100	99,233
Tokai Carbon Co. Ltd.	9,000	91,623
Toyo Corp.	2,900	40,912
Works Applications Co. Ltd.	40	50,478

		533,690

Malaysia - 4.3%
Ann Joo Resources Berhad*	37,700	44,075
Asiatic Development Berhad	44,300	111,174
IJM Plantations Berhad*	144,200	159,756
KNM Group Berhad	32,075	62,334
Parkson Hldgs. Berhad	16,000	24,728
Public Bank Berhad*	17,000	54,109

		456,176

Pakistan - 0.8%
Pakistan Oil Fields Ltd.*	15,000	79,950

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Shares	Value
Singapore - 10.3%
Ezra Hldgs. Ltd.	123,000	$239,572
Keppel Corp. Ltd.*	34,800	284,938
Oceanus Group Ltd.*	93,000	25,291
Olam International Ltd.*	57,100	101,983
Raffles Education Corp. Ltd.	118,100	98,088
Sembcorp Marine Ltd.	72,000	213,796
Swiber Hldgs. Ltd.*	20,000	36,309
Wilmar International Ltd.*	28,000	104,134

		1,104,111

South Korea - 11.7%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	3,300	129,028
DC Chemical Co. Ltd.*	143	48,257
Digitech Systems Co. Ltd.*	6,650	127,463
Dongkuk Industries Co. Ltd.*	12,200	81,641
Doosan Infracore Co. Ltd.*	3,500	101,381
Hyosung Corp.*	1,300	92,462
Hyundai Steel Co.*	2,100	158,195
Hyunjin Materials Co. Ltd.*	2,700	121,314
LG Display Co. Ltd.*	1,110	41,597
Samsung Techwin Co. Ltd.*	900	39,879
Sodiff Advanced Materials Co. Ltd.*	1,300	89,479
STX Pan Ocean Co. Ltd.*	31,000	62,203
TechnoSemiChem Co. Ltd.*	7,000	160,604

		1,253,503

Thailand - 5.4%
Asian Property Development PCL	363,300	54,873
Bank of Ayudhya PCL*	60,900	40,800
Banpu PCL	7,500	118,439
Central Pattana PCL	92,200	64,528
CP All PCL	169,900	54,372
Major Cineplex Group PCL	69,000	30,130
PTT Exploration & Production PCL	19,200	110,830
Thai Vegetable Oil PCL	130,900	97,093

		571,065

Total Equities (Cost: $10,066,041)		$9,959,392

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

	Units	Value
Other Investment Companies - 1.2%
Taiwan
IShares MSCI Taiwan Index Fund*	9,400	$132,822

Total Other Investment Companies (Cost: $161,602)		$132,822

Total Investments - 94.5% (Cost: $10,227,643)		$10,092,214
Other Assets less Liabilities - 5.5%		586,343

Net Assets - 100%		$10,678,557

Based on the cost of investments of $10,309,947 for federal income tax purposes at June 30, 2008, the aggregate gross unrealized appreciation was $703,178, the aggregate gross unrealized depreciation was $920,911 and the net unrealized depreciation of investments was $217,733.

*	Non-Income producing security during the period ended June 30, 2008.

ADR American Depository Receipt

SECTOR ALLOCATION (as a percentage of Net Assets)

Consumer Discretionary	12.0%
Consumer Staples	11.4%
Energy	14.8%
Financials	2.1%
Health Care	2.0%
Industrials	19.6%
Information Technology	8.9%
Materials	21.0%
Telecomm Service	1.0%
Utilities	0.5%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Mid-Cap Fund
Assets:
Investment securities at value(a)	$39,459,407	$153,191,870	$9,481,779
Cash	9,325	23,317	315,754
Receivable from fund shares sold	2,018	98,117	176,224
Receivable from securities sold	556,102	556,966	—
Dividends and interest receivable	4,083	8,543	1,020
Prepaid expenses	9,239	21,716	6,694

Total Assets	40,040,174	153,900,529	9,981,471

Liabilities:
Payable to custodian bank	—	—	142,964
Payable for fund shares redeemed	38,405	343,136	957
Payable for securities purchased	584,677	1,071,501	—
Payable to advisor (see note 2)	33,315	107,479	6,670
Payable to distributor	8,329	32,947	2,084
Accrued expenses	30,469	71,123	9,723

Total Liabilities	695,195	1,626,186	162,398

Net Assets	$39,344,979	$152,274,343	$9,819,073

Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	3,387,907	7,975,101	752,907

Net asset value, offering price and redemption price	$11.61	$19.09	$13.04

Analysis of net assets:
Capital	$39,956,637	$163,792,417	$9,194,271
Undistributed net realized gains (losses) on investment and foreign currency transactions	(3,725,786)	(24,849,663)	(501,770)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	3,114,128	13,331,589	1,126,572

Net Assets	$39,344,979	$152,274,343	$9,819,073

(a) Investment securities at cost	$36,345,279	$139,860,280	$8,355,207

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund

Assets:
Investment securities at value(a)	$331,599,527	$58,176,916	$10,092,214
Cash	1,044	365,512	707,312
Receivable from fund shares sold	77,151	16,468	2,305
Receivable from securities sold	5,723,435	6,180,256	37,562
Dividends and interest receivable	225,966	127,133	13,744
Prepaid expenses	65,955	19,371	15,197

Total Assets	337,693,078	64,885,656	10,868,334

Liabilities:
Payable to custodian bank	1,833,871	—	—
Payable for fund shares redeemed	2,589,180	46,357	2,962
Payable for securities purchased	324,758	5,413,173	171,195
Payable to advisor (see note 2)	379,518	61,880	7,048
Payable to distributor	75,868	12,362	2,272
Accrued expenses	400,377	96,394	6,300

Total Liabilities	5,603,572	5,630,166	189,777

Net Assets	$332,089,506	$59,255,490	$10,678,557

Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	17,399,692	4,533,919	1,171,445

Net asset value, offering price and redemption price	$19.09	$13.07	$9.12

Analysis of net assets:
Capital	$236,128,860	$49,553,119	$11,577,692
Undistributed net realized gains (losses) on investment and foreign currency transactions	97,148,157	3,230,093	(763,757)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	(1,187,511)	6,472,278	(135,378)

Net Assets	$332,089,506	$59,255,490	$10,678,557

(a) Investment securities at cost	$332,787,170	$51,705,566	$10,227,643

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Period Ended June 30, 2008 (Unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Mid-Cap Fund
Investment Income:
Interest	$13,117	$85,856	$447
Dividends(a)	18,188	18,646	2,371

Total Income	31,305	104,502	2,818

Expenses:
Investment advisory fees (see note 2)	121,567	336,827	19,599
Management fees (see note 2)	81,045	324,396	19,599
Distribution fees and shareholder services (see note 2)	50,653	202,747	12,250
Transfer agent fees and expenses	33,960	112,749	14,500
Custodian fees and expenses	33,292	65,710	21,840
Federal and state registration fees	9,552	13,617	6,746
Other	15,569	68,409	3,594

Total expenses before reimbursed expenses	345,638	1,124,455	98,128
Earnings credit (see note 5)	1,584	2,322	1,436

Total Expenses	344,054	1,122,133	96,692

Net Investment Income (Loss)	(312,749)	(1,017,631)	(93,874)

Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	(4,359,670)	(26,570,022)	(997,769)
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(8,262,331)	(28,519,693)	(748,978)

Net realized /unrealized gains (losses) on investments and foreign currencies	(12,622,001)	(55,089,715)	(1,746,747)

Net decrease in net assets resulting from operations	$(12,934,750)	$(56,107,346)	$(1,840,621)

(a)	Dividends are net of foreign withholding tax of $2,163 for the Micro-Cap Fund.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Period Ended June 30, 2008 (Unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund*
Investment Income:
Interest	$91,223	$37,914	$120
Dividends(a)	2,284,428	596,823	59,649

Total Income	2,375,651	634,737	59,769

Expenses:
Investment advisory fees	2,917,130	415,699	48,615
Distribution fees and shareholder services (see note 2)	583,426	83,140	9,723
Transfer agent fees and expenses	493,052	68,490	12,069
Custodian fees and expenses	469,089	126,375	53,477
Federal and state registration fees	71,744	30,339	9,292
Other	209,425	26,674	8,908

Total expenses before reimbursed expenses	4,743,866	750,717	142,084
Earnings credit (see note 5)	1,824	2,387	2,798
Expense reimbursed from advisor	—	—	42,445

Total Expenses	4,742,042	748,330	96,841

Net Investment Income (Loss)	(2,366,391)	(113,593)	(37,072)

Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	70,083,020	4,139,163	(703,168)
Net realized gains (losses) on foreign currency transactions	(10,258)	(17,233)	(23,517)

Net realized gains (losses) on investment and foreign currency transactions	70,072,762	4,121,930	(726,685)
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(338,512,418)	(15,322,871)	(135,378)

Net realized /unrealized gains (losses) on investments and foreign currencies	(268,439,656)	(11,200,941)	(862,063)

Net decrease in net assets resulting from operations	$(270,806,047)	$(11,314,534)	$(899,135)

*	For the period from February 1, 2008 (commencement of operations) through June 30, 2008.
(a)	Dividends are net of foreign withholding tax of $6,536, $65,728 and $3,739 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From Operations:
Net investment loss	$(312,749)	$(699,480)
Net realized gains (losses) on investments	(4,359,670)	6,908,739
Decrease in net unrealized appreciation of investments	(8,262,331)	(1,034,526)

Net increase (decrease) in net assets resulting from operations	(12,934,750)	5,174,733

From Distributions:
Distributions from net realized gains on investments	—	(6,199,169)

From Capital Share Transactions:
Proceeds from sale of shares	7,043,016	5,769,071
Proceeds from reinvestment of distributions	—	5,898,482
Redemption of shares	(5,767,391)	(15,426,931)

Net increase (decrease) from capital share transactions	1,275,625	(3,759,378)

Total decrease in net assets	(11,659,125)	(4,783,814)

Net Assets:
Beginning of period	51,004,104	55,787,918

End of period	$39,344,979	$51,004,104

Transactions in Shares:
Shares sold	578,352	324,990
Shares issued in reinvestment of dividends	—	379,568
Less shares redeemed	(469,093)	(900,156)

Net increase (decrease) from capital share transactions	109,259	(195,598)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Emerging Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From Operations:
Net investment loss	$(1,017,631)	$(2,449,224)
Net realized gains (losses) on investments	(26,570,022)	23,296,686
Decrease in net unrealized appreciation of investments	(28,519,693)	(7,420,577)

Net increase (decrease) in net assets resulting from operations	(56,107,346)	13,426,885

From Distributions:
Distributions from net realized gains on investments	—	(25,010,586)

From Capital Share Transactions:
Proceeds from sale of shares	26,729,826	84,891,558
Proceeds from reinvestment of distributions	—	23,734,410
Redemption of shares	(37,671,407)	(76,764,286)

Net increase (decrease) from capital share transactions	(10,941,581)	31,861,682

Total increase (decrease) in net assets	(67,048,927)	20,277,981

Net Assets:
Beginning of period	219,323,270	199,045,289

End of period	$152,274,343	$219,323,270

Transactions in Shares:
Shares sold	1,322,430	2,978,611
Shares issued in reinvestment of dividends	—	913,213
Less shares redeemed	(1,848,830)	(2,703,835)

Net increase (decrease) from capital share transactions	(526,400)	1,187,989

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Mid-Cap Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From Operations:
Net investment loss	$(93,874)	$(194,047)
Net realized gains (losses) on investments	(997,769)	1,235,895
Increase (decrease) in net unrealized appreciation of investments	(748,978)	383,101

Net increase (decrease) in net assets resulting from operations	(1,840,621)	1,424,949

From Distributions:
Distributions from net realized gains on investments	—	(414,988)

From Capital Share Transactions:
Proceeds from sale of shares	1,142,143	3,307,068
Proceeds from reinvestment of distributions	—	338,782
Redemption of shares	(966,266)	(3,846,947)

Net increase (decrease) from capital share transactions	175,877	(201,097)

Total increase (decrease) in net assets	(1,664,744)	808,864

Net Assets:
Beginning of period	11,483,817	10,674,953

End of period	$9,819,073	$11,483,817

Transactions in Shares:
Shares sold	87,881	210,477
Shares issued in reinvestment of dividends	—	21,469
Less shares redeemed	(73,393)	(254,706)

Net increase (decrease) from capital share transactions	14,488	(22,760)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	China Opportunities Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From Operations:
Net investment loss	$(2,366,391)	$(4,466,361)
Net realized gains on investment and foreign currency transactions	70,072,762	107,296,520
Increase (decrease) in net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	(338,512,418)	245,822,121

Net increase (decrease) in net assets resulting from operations	(270,806,047)	348,652,280

From Distributions:
Distributions from net realized gains on investments	—	(62,697,147)

From Capital Share Transactions:
Proceeds from sale of shares	68,855,346	920,633,110
Proceeds from reinvestment of distributions	—	58,156,256
Redemption of shares	(409,784,567)	(767,003,200)

Net increase(decrease) from capital share transactions	(340,929,221)	211,786,166

Total increase net assets	(611,735,268)	497,741,299

Net Assets:
Beginning of period	943,824,774	446,083,475

End of period	$332,089,506	$943,824,774

Transactions in Shares:
Shares sold	3,153,204	38,416,604
Shares issued in reinvestment of dividends	—	2,010,936
Less shares redeemed	(18,235,104)	(30,787,332)

Net increase (decrease) from capital share transactions	(15,081,900)	9,640,208

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	International Opportunities Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007*
From Operations:
Net investment loss	$(113,593)	$(652,264)
Net realized losses on investment and foreign currency transactions	4,121,930	(811,613)
Increase (decrease) in net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	(15,322,871)	21,795,150

Net increase(decrease) in net assets resulting from operations	(11,314,534)	20,331,273

From Capital Share Transactions:
Proceeds from sale of shares	5,210,385	145,940,269
Redemption of shares	(47,110,333)	(53,801,570)

Net increase from capital share transactions	(41,899,948)	92,138,699

Total increase (decrease) net assets	(53,214,482)	112,469,972

Net Assets:
Beginning of period	112,469,972	—

End of period	$59,255,490	$112,469,972

Transactions in Shares:
Shares sold	417,879	12,002,336
Less shares redeemed	(3,858,472)	(4,027,824)

Net increase (decrease) from capital share transactions	(3,440,593)	7,974,512

*	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

Asia Opportunities Fund
Period Ended June 30, 2008* (Unaudited)
From Operations:
Net investment loss	$(37,072)
Net realized loss on investment and foreign currency transactions	(726,685)
Decrease in net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	(135,378)

Net decrease in net assets resulting from operations	(899,135)

From Capital Share Transactions:
Proceeds from sale of shares	12,332,814
Redemption of shares	(755,122)

Net increase from capital share transactions	11,577,692

Total increase net assets	10,678,557

Net Assets:
Beginning of period	—

End of period	$10,678,557

Transactions in Shares:
Shares sold	1,254,327
Less shares redeemed	(82,882)

Net increase from capital share transactions	1,171,445

*	For the period from February 1, 2008 (commencement of operations) through June 30, 2008.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2008

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Mid-Cap Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (NYSE) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

The Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the circumstances below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board of Options Exchange (CBOE) by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is each Fund’s policy and intention to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

As of June 30, 2008, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2012	2013	2014	2015
International Opportunities Fund	$—	$—	$—	$96,526

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2007, the International Opportunities Fund deferred to January 1, 2008 post-October capital losses of $18,903.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” “FIN 48” effective June 29, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxable authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

As of June 30, 2008, management has evaluated the known implications of FIN 48 on its computation of net assets for the Funds. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements. However, management’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Mid-Cap Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Mid-Cap Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2008, the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund, incurred investment advisory fees totaling $121,567, $336,827, and $19,599, respectively. For the period ended June 30, 2008, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $2,917,130, $415,699 and $48,615, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2008, the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund incurred management fees totaling $81,045, $324,396, and $19,599, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2008 OAM reimbursed the Asia Opportunities Fund in the amount of $42,445.

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and Oberweis Securities. During the period ended June 30, 2008, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $50,653, $202,747, $12,250, $583,426, $83,140 and $9,723, respectively.

Affiliated Commissions. For the period ended June 30, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities, Inc.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2008, other than options written and money market investments, aggregated $15,367,721 and $14,966,509, respectively, for the Micro-Cap Fund, $64,057,556 and $72,246,592, respectively, for the Emerging Growth Fund, $8,563,061 and $8,701,887, respectively, for the Mid-Cap Fund, $183,701,583 and $517,074,430, respectively, for the China Opportunities Fund, $52,173,734 and $88,330,052, respectively, for the International Opportunities Fund and $17,460,026 and $6,529,215, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2008.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2008.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $2,096, $15,193, $256, $818,920, $34,886 and $11,416, respectively, for the period ended June 30, 2008, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $1,584, $2,322, $1,436, $1,824, $2,387, and $2,798, respectively. During the period ended June 30, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $537, $3,137, $119, $103,632, $2,519 and $1, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Fair Value Measurements

The Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) in September, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1—exchange listed prices or broker quotes in active markets for identical assets.

•

Level 2—halted securities’ last trade prices or broker quotes in a non-active market and securities closely related where the security held is not trading but the related security is. In addition, amortized cost for short term obligations.

•	Level 3—securities in which no indications or comparables are available and the use of the com pany’s financials or other market indicators are used to calculate valuation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2008:

	Micro-Cap Fund	Emerging Growth Fund	Mid-Cap Fund
Level 1	$38,400,139	$147,568,774	$9,481,779
Level 2	1,059,268	5,623,096	—
Level 3	—	—	—

Total	$39,459,407	$153,191,870	$9,481,779

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1	$331,599,527	$3,303,300	$10,092,214
Level 2	—	54,873,616	—
Level 3	—	—	—

Total	$331,599,527	$58,176,916	$10,092,214

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2008 (Unaudited)
		Years ended December 31,
		2007	2006	2005	2004
Net asset value at beginning of period	$15.56	$16.06	$17.31	$17.50	$26.26
Income (loss) from investment operations:
Net investment loss(a)	(.09)	(.23)	(.21)	(.18)	(.36)
Net realized and unrealized gain on investments	(3.86)	1.86	.42	2.29	(.54)

Total from investment operations	(3.95)	1.63	.21	2.11	(.90)
Redemption Fees (a)	—	—	.01	.01	.04
Less distributions:
Distribution from net realized gains on investments	—	(2.13)	(1.47)	(2.31)	(7.90)

Net asset value at end of period	$11.61	$15.56	$16.06	$17.31	$17.50

Total Return (%)	(25.39)	10.17	1.66	12.72	2.19
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$39,345	$51,004	$55,788	$68,355	$46,676
Ratio of gross expenses to average net assets (%)	1.71	1.59	1.63	1.70	1.69
Ratio of net expenses to average net assets (%)(b)	1.70	1.58	1.62	1.68	1.69
Ratio of net investment loss to average net assets (%)	(1.54)	(1.31)	(1.23)	(1.08)	(1.54)
Portfolio turnover rate (%)	37	65	108	76	58

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)
		Years ended December 31,
		2007	2006	2005	2004
Net asset value at beginning of period	$25.80	$27.22	$26.95	$27.93	$27.05
Income (loss) from investment operations:
Net investment loss(a)	(.13)	(.33)	(.30)	(.33)	(.36)
Net realized and unrealized gain on investments	(6.58)	2.21	1.56	1.09	1.99

Total from investment operations	(6.71)	1.88	1.26	.76	1.63
Redemption Fees(a)	—	—	—	—	.01
Less distributions:
Distribution from net realized gains on investments	—	(3.30)	(.99)	(1.74)	(.76)

Net asset value at end of period	$19.09	$25.80	$27.22	$26.95	$27.93

Total Return (%)	(26.01)	6.82	4.87	2.74	6.29
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$152,274	$219,323	$199,045	$183,979	$175,614
Ratio of gross expenses to average net assets (%)	1.39	1.29	1.35	1.42	1.44
Ratio of net expenses to average net assets (%)(b)	1.38	1.28	1.35	1.41	1.44
Ratio of net investment loss to average net assets (%)	(1.25)	(1.14)	(1.11)	(1.26)	(1.38)
Portfolio turnover rate (%)	40	85	74	75	55

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Mid-Cap Fund
	Six Months Ended June 30, 2008 (Unaudited)
		Years ended December 31,
		2007	2006	2005	2004
Net asset value at beginning of period	$15.55	$14.02	$12.53	$11.95	$11.37
Income (loss) from investment operations:
Net investment loss(a)	(.12)	(.27)	(.24)	(.22)	(.17)
Net realized and unrealized gain on investments	(2.39)	2.36	1.72	.80	.74

Total from investment operations	(2.51)	2.09	1.48	.58	.57
Redemption Fees(a)	—	.02	.01	—	.01
Less distributions:
Distribution from net realized gains on investments	—	(.58)	—	—	—

Net asset value at end of period	$13.04	$15.55	$14.02	$12.53	$11.95

Total Return (%)	(16.14)	14.99	11.89	4.85	5.10
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$9,819	$11,484	$10,675	$8,773	$10,426
Ratio of gross expenses to average net assets (%)	2.00	1.83	1.90	2.14	1.96
Ratio of net expenses to average net assets (%)(b)	1.97	1.80	1.83	2.00	1.95
Ratio of net investment loss to average net assets (%)	(1.92)	(1.71)	(1.76)	(1.90)	(1.52)
Portfolio turnover rate (%)	87	110	112	119	86

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2008 (Unaudited)	Years Ended December 31,		Period Ended December 31,
		2007	2006	2005(a)
Net asset value at beginning of period	$29.06	$19.53	$10.78	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.11)	(.14)	(.02)	(.03)
Net realized and unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	(9.90)	11.58	8.70	.81

Total from investment operations	(10.01)	11.44	8.68	.78

Redemption Fees(b)	.04	.13	.07	—
Less distributions:
Distribution from net realized gains on investments	—	(2.04)	—	—

Net asset value at end of period	$19.09	$29.06	$19.53	$10.78

Total Return (%)	(34.34)	59.29	81.17	7.80
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$332,090	$943,825	$446,083	$7,471
Ratio of gross expenses to average net assets (%)	2.03	1.78	1.91	4.57
Ratio of net expenses to average net assets (%)(c)	2.03	1.78	1.91	2.49
Ratio of net investment loss to average net assets (%)	(1.02)	(.53)	(.15)	(1.34)
Portfolio turnover rate (%)	38	68	53	14

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(a)
Net asset value at beginning of period	$14.10	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.02)	(.10)
Net realized and unrealized gain on investments	(1.02)	4.16

Total from investment operations	(1.04)	4.06

Redemption Fees(b)	.01	.04
Less distributions:
Distribution from net realized gains on investments	—	—

Net asset value at end of period	$13.07	$14.10

Total Return (%)	(7.30)	41.00
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$59,255	$112,470
Ratio of gross expenses to average net assets (%)	2.26	2.00
Ratio of net expenses to average net assets (%)(c)	2.25	1.99
Ratio of net investment loss to average net assets (%)	(.37)	(.80)
Portfolio turnover rate (%)	80	126

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Asia Opportunities Fund
Period Ended June 30, 2008(a) (Unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.06)
Net realized and unrealized gain on investments	(.83)

Total from investment operations	(.89)

Redemption Fees(b)	.01
Less distributions:
Distribution from net realized gains on investments	—

Net asset value at end of period	$9.12

Total Return (%)	(8.80)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$10,679
Ratio of gross expenses to average net assets (%)	3.65
Ratio of net expenses to average net assets (%)(c)	2.49
Ratio of net investment loss to average net assets (%)	(1.55)
Portfolio turnover rate (%)	74

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through June 30, 2008.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expense Paid During Period* 1/1/08-6/30/08	Expense Ratio During Period 1/1/08-6/30/08
Micro-Cap Fund
Actual	$1,000.00	$873.74	$7.92	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52	1.70%

Emerging Growth Fund
Actual	$1,000.00	$870.66	$6.42	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.92	1.38%

Mid-Cap Fund
Actual	$1,000.00	$919.74	$9.40	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$9.87	1.97%

China Opportunities Fund
Actual	$1,000.00	$829.24	$9.23	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.77	$10.17	2.03%

International Opportunities Fund
Actual	$1,000.00	$963.70	$10.99	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.67	$11.27	2.25%

Asia Opportunities Fund**
Actual	$1,000.00	$963.69	$10.09	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.36	$10.33	2.49%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	For the period from February 1, 2008 (commencement of operations) through June 30, 2008

Trustees and Officers
James D. Oberweis	Katherine Smith Dedrick
Trustee	Trustee

Gary D. McDaniel	James G. Schmidt
Trustee	Trustee

James W. Oberweis	Patrick B. Joyce
President	Executive Vice President
Treasurer

David I. Covas	Martin L. Yokosawa
Vice President	Senior Vice President

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

1-800-323-6166

www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

1-630-577-2300

www.oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711 Milwaukee, WI 53201-0711

1-800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund
Emerging Growth Fund
Mid-Cap Fund
China Opportunities Fund
International Opportunities Fund
Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 08/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 08/29/2008

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer, The Oberweis Funds

Date 08/29/2008

/*/	Print the name and title of each signing officer under his or her signature.